Business Segments - Information on Company's Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2013 North America [Member]	Mar. 31, 2012 North America [Member]	May 31, 2010 North America [Member] Predecessor	Dec. 31, 2010 North America [Member] Successor	Dec. 31, 2012 North America [Member] Successor	Dec. 31, 2011 North America [Member] Successor	Mar. 31, 2013 Europe [Member]	Mar. 31, 2012 Europe [Member]	May 31, 2010 Europe [Member] Predecessor	Dec. 31, 2010 Europe [Member] Successor	Dec. 31, 2012 Europe [Member] Successor	Dec. 31, 2011 Europe [Member] Successor	Mar. 31, 2013 South America [Member]	Mar. 31, 2012 South America [Member]	May 31, 2010 South America [Member] Predecessor	Dec. 31, 2010 South America [Member] Successor	Dec. 31, 2012 South America [Member] Successor	Dec. 31, 2011 South America [Member] Successor	Mar. 31, 2013 Asia Pacific [Member]	Mar. 31, 2012 Asia Pacific [Member]	May 31, 2010 Asia Pacific [Member] Predecessor	Dec. 31, 2010 Asia Pacific [Member] Successor	Dec. 31, 2012 Asia Pacific [Member] Successor	Dec. 31, 2011 Asia Pacific [Member] Successor	Mar. 31, 2013 Eliminations and other [Member]	Mar. 31, 2012 Eliminations and other [Member]	May 31, 2010 Eliminations and other [Member] Predecessor	Dec. 31, 2010 Eliminations and other [Member] Successor	Dec. 31, 2012 Eliminations and other [Member] Successor	Dec. 31, 2011 Eliminations and other [Member] Successor
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	$ 747,557	$ 765,264			$ 1,009,128	$ 1,405,019	$ 2,880,902	$ 2,853,509	$ 382,808	$ 388,135	$ 508,738	$ 739,419	$ 1,503,736	$ 1,417,281	$ 264,487	$ 289,028	$ 363,167	$ 464,408	$ 1,016,576	$ 1,078,165	$ 45,402	$ 33,852	$ 56,957	$ 82,137	$ 147,408	$ 139,518	$ 54,860	$ 54,249	$ 80,266	$ 119,055	$ 213,182	$ 218,545
Intersegment sales									3,734	2,003	1,757	2,640	8,157	7,939	1,847	2,277	4,061	5,029	9,003	10,490		81		34	187	123	2,105	1,889	2,022	2,788	7,699	4,760	(7,686)	(6,250)	(7,840)	(10,491)	(25,046)	(23,312)
Segment profit (loss)	27,764	32,208			319,954	46,220	67,285	97,263	33,806	38,005	233,526	58,004	136,456	158,178	(6,053)	(3,870)	33,599	(15,775)	(56,626)	(70,062)	(3,381)	(2,133)	42,637	3,022	(18,859)	5,676	3,392	206	10,192	969	6,314	3,471
Restructuring cost included in segment profit (loss)	4,760	6,094			5,893	488	28,763	52,206	1,784	4,700	851	485	856	6,250	2,970	1,231	4,822	(987)	27,582	45,036							6	163	220	990	325	920
Net interest expense included in segment profit	11,207	11,187			44,505	25,017	44,762	40,559			22,181	12,593	17,011	17,142			12,870	7,222	18,273	17,431			3,112	1,325	2,685	(262)			6,342	3,877	6,793	6,248
Depreciation and amortization expense					35,652	66,669	122,731	124,074			18,843	35,559	59,375	60,898			13,119	23,728	49,216	49,261			1,299	3,898	6,879	7,079			2,391	3,484	7,261	6,836
Capital expenditures					22,935	54,441	128,067	108,339			9,120	21,197	58,326	41,822			4,663	18,182	41,351	37,595			105	2,524	17,350	10,412			6,774	8,660	7,130	9,220			2,273	3,878	3,910	9,290
Segment assets	$ 2,055,466	$ 2,025,977	$ 2,025,977	$ 2,003,788			$ 2,025,977	$ 2,003,788	$ 819,632	$ 772,269			$ 772,269	$ 752,082	$ 570,666	$ 593,340			$ 593,340	$ 661,940	$ 164,415	$ 145,257			$ 145,257	$ 145,281	$ 229,056	$ 223,801			$ 223,801	$ 213,189	$ 271,697	$ 291,310			$ 291,310	$ 231,296